Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Net income	$ 46,706	$ 63,735	$ 11,743	$ 130,086
Other comprehensive (loss) income:
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax (note 10)	(6,091)	328	(18,206)	(645)
Realized loss on qualifying cash flow hedging instruments	794	591	1,723	953
Other comprehensive (loss) income	(5,297)	919	(16,483)	308
Comprehensive income (loss)	41,409	64,654	(4,740)	130,394
Non-controlling interest in comprehensive income (loss)	2,399	5,642	2,955	8,925
General and limited partners' interest in comprehensive income (loss)	$ 39,010	$ 59,012	$ (7,695)	$ 121,469